Settlement With Former Director (Narrative) (Detail) (Director, USD $)	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 25, 2011
Director
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Settlement paid		$ 175,000
Special dividend		53,000
Settlement Period		June 16, 2011
Repurchase of shares	30,209
Put option exercise price per share	$ 14.48
Fair value, common stock subject to put option including settlement expense	426,000		426,000
Settlement expense	70,000
Fair value, common stock subject to put option	356,000
Fair value, common stock subject to put option	$ 11.78
Fair value of redemption value			432,000
Fair value of redemption value, accrued			$ 6,000